SIGNIFICANT TRANSACTIONS (Details)						1 Months Ended	12 Months Ended
	Dec. 16, 2025 USD ($)	Aug. 14, 2025 USD ($) shares	Aug. 12, 2025 USD ($) $ / shares shares	Jul. 10, 2025 $ / shares shares	Apr. 02, 2025 USD ($)	May 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares		Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares	Dec. 15, 2025 USD ($)	Aug. 13, 2025 USD ($)	Jul. 08, 2025 $ / shares	Jun. 13, 2025 $ / shares	Mar. 07, 2025 $ / shares	Aug. 31, 2022 USD ($)
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares														$ 0.01	$ 0.01	$ 0.01
Issued shares (in Shares) | shares							230,863,624		206,942,440		206,942,440
Excess of fair value of consideration over Cohen Circle’s net assets							$ 162,000,000
Purchase consideration																	$ 15
Proportion of ownership interest in subsidiary							100.00%
Bottom of range [member]
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Goodwill resulting from acquisition							$ 104,000,000
Top of range [member]
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Goodwill resulting from acquisition							$ 109,000,000
Share Purchase Agreement | Bottom of range [member] | Employee Bonuses for Pre-Acquisition Service
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Estimated financial effect, contingent liabilities in business combination					$ 0
Share Purchase Agreement | Top of range [member] | Employee Bonuses for Pre-Acquisition Service
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Estimated financial effect, contingent liabilities in business combination					$ 4,000,000
Loan Note Payable - VEON Amsterdam B.V. | At amortized cost
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Notional amount		$ 178,000,000											$ 178,000,000
Common shares | Cohen Circle
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Number of shares outstanding (in Shares) | shares			17,152,985
Issued shares (in Shares) | shares			17,152,985
VEON Amsterdam B.V.
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Shares exchanged (in Shares) | shares		206,942,440
Transaction costs		$ 8,000,000
Cohen Circle
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares				$ 0.0001
Number of shares issued in transaction (in Shares) | shares				757,745
Shares redeemed (in Shares) | shares			5,847,015
Redemption price (in Dollars per share) | $ / shares			$ 10.4
Redemption value			$ 61,000,000
Public Shareholders
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Shares exchanged (in Shares) | shares			17,152,985
Sponsor
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			5,740,353
Lock-up period			180 days
Lock-up period, stock price trigger (in Dollars per share) | $ / shares			$ 13.5
Lock-up period, threshold trading days			20
Lock-up period, threshold consecutive trading days			30
Lock-Up period, period for stock price trigger			90 days
Sponsor | Cohen Circle Sponsor I LLC [Member]
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			8,350,000
Number of other equity instruments forfeited in share-based payment arrangement			2,609,647
Sponsor | Cohen Circle Advisors I, LLC [Member]
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			5,740,353
Sponsor | Shares Subject To Lock-Up Period
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			3,971,515
Sponsor | Shares Subject To Vesting Requirements
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			1,323,838
Cantor [Member] | Cohen Circle Sponsor I LLC [Member]
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			270,000
Cantor [Member] | Cohen Circle Advisors I, LLC [Member]
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			270,000
Founder Shares [Member] | Cohen Circle Advisors I, LLC [Member]
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			6,010,353
Sponsor Vesting Shares, Tranche 1
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Vesting requirements, stock price trigger (in Dollars per share) | $ / shares			$ 15
Vesting requirements, threshold trading days			20
Vesting requirements, threshold consecutive trading days			30
Vesting requirements, vesting period			2 years
Sponsor Vesting Shares, Tranche 1 | Shares Subject To Vesting Requirements
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			661,919
Sponsor Vesting Shares, Tranche 2
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Vesting requirements, stock price trigger (in Dollars per share) | $ / shares			$ 20
Vesting requirements, threshold trading days			20
Vesting requirements, threshold consecutive trading days			30
Vesting requirements, vesting period			5 years
Sponsor Vesting Shares, Tranche 2 | Shares Subject To Vesting Requirements
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement			661,919
Kyivstar Group Warrants
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Warrants issued and outstanding (in Shares) | shares		7,666,629	7,666,629
Warrants exercisable period			30 days
Warrants expiration period			5 years
Warrants, exercisable stock price trigger (in Dollars per share) | $ / shares			$ 18
Warrants, redemption price (in Dollars per share) | $ / shares			$ 0.01
Warrants, written notice period for redemption			30 days
Warrants, redemption, threshold trading days			20
Warrants, redemption, threshold consecutive trading days			30
Customer relationships | Bottom of range [member]
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill							10 years
Customer relationships | Top of range [member]
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill							21 years
LLC Helsi Ukraine
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Proportion of ownership interest in subsidiary						97.99%	97.99%	[1]	69.99%	[1]
Proportion of ownership interests held by non-controlling interests						1.10%
Equity interests to be acquired						2.01%
LLC Helsi Ukraine | Ukrainian Investment Platform
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Proportion of ownership interest in subsidiary						26.90%
Consideration paid (received)						$ 10,000,000
Uklon
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Percentage of voting equity interests acquired					97.00%
Purchase consideration					$ 158,000,000
Total cash consideration					129,000,000
Payment to settle employee awards					12,000,000
Fair value of contingent consideration					$ 16,000,000
Equity interest acquired					3.00%
Non-controlling interests					$ 0
Customer-related intangible assets recognised as of acquisition date					32,000,000
Intangible assets					58,000,000
Technology-based intangible assets recognised as of acquisition date							$ 8,000,000
Trade and other receivables					2,000,000		2,000,000
Revenue of acquiree since acquisition date							80,000,000
Profit (loss) of acquiree since acquisition date							21,000,000
Revenue of combined entity as if combination occurred at beginning of period							99,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period							25,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination							1,000,000
Identifiable net assets					49,000,000
Goodwill resulting from acquisition					109,000,000
Consideration paid (received)							153,000,000
Cash and cash equivalents					12,000,000
Uklon | Contingent Consideration Other Than Employee Bonuses
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Fair value of contingent consideration					$ 12,000,000
Uklon | Bottom of range [member]
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Identifiable net assets							49,000,000
Uklon | Top of range [member]
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Identifiable net assets							54,000,000
Uklon | Seller Liability
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration							6,000,000
Uklon | Put Option Liability And Deferred Tax Liability
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration							$ (1,000,000)
Uklon | Customer relationships
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill					10 years
Uklon | Trademark
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill							10 years
Intangible assets							$ 18,000,000
Uklon | Technology-based intangible assets
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill							3 years
SUNVIN 11 LLC
SIGNIFICANT TRANSACTIONS (Details) [Line Items]
Percentage of voting equity interests acquired												100.00%
Purchase consideration	$ 8											$ 8,000,000
Goodwill resulting from acquisition												7,000,000
Proportion of ownership interest in subsidiary	100.00%
Cash and cash equivalents												$ 2,000,000

[1]	In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.